Commitments and Contingencies (Details)	Dec. 31, 2013 Capital commitment for purchase of property, plant and equipment CNY	Dec. 31, 2012 Capital commitment for purchase of property, plant and equipment CNY	Dec. 31, 2013 Purchase obligation for corn USD ($)	Dec. 31, 2013 Purchase obligation for corn CNY	Dec. 31, 2012 Purchase obligation for corn CNY
Commitments and contingencies
Purchase obligations	0	0	$ 30,310,486	184,800,000	427,231,000